Note 16 - Condensed Parent Company Financial Information - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 16,475	$ 27,274
Other assets	8,509	8,833
Total assets	830,300	780,450
Junior subordinated deferrable interest debentures	12,874	12,840
Other borrowings	65,443	57,148
Other liabilities	4,803	4,210
Total liabilities	749,356	704,746
Shareholders' equity	80,944	75,704	$ 72,558	$ 71,561
Total liabilities and shareholders’ equity	830,300	780,450
Parent Company [Member]
Cash	3,438	4,268
Investment in bank subsidiary	99,134	92,247
Other assets	1,198	2,167
Total assets	103,770	98,682
Junior subordinated deferrable interest debentures	12,874	12,840
Other borrowings	9,750	10,000
Other liabilities	202	138
Total liabilities	22,826	22,978
Shareholders' equity	80,944	75,704
Total liabilities and shareholders’ equity	$ 103,770	$ 98,682